Senior Secured Bond - Schedule of Breakdown of Senior Secured Bond and Total Deferred Financing Costs (Detail) - Senior Secured Bonds [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total Bond	$ 69,961	$ 70,299
Less deferred financing costs	(593)	(719)
Total	$ 69,368	$ 69,580